Summary of Significant Accounting Policies: Basis of Presentation (Policies)	3 Months Ended
Sep. 30, 2017
Successor
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations (Regulation S-X) of the Securities and Exchange Commission (the “SEC”) and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The results of operations for the three and six months ended September 30, 2017, are not necessarily indicative of the operating results that may be expected for the year ending March 31, 2018. These unaudited condensed consolidated financial statements should be read in conjunction with the March 31, 2017, consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended March 31, 2017, as well as our Form 8-K/A filed on June 30, 2017.